UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 130.5%
Corporate — 5.5%
New Jersey EDA, RB, New Jersey American Water Co. Inc. Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	$1,000	$1,012,290
New Jersey EDA, Refunding RB, New Jersey American Water Co. Inc. Project:
Series A, AMT, 5.70%, 10/01/39	5,000	5,233,600
Series B, AMT, 5.60%, 11/01/34	1,000	1,058,160
		7,304,050
County/City/Special District/School District — 15.6%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	750	766,035
City of Perth Amboy New Jersey, GO, CAB (AGM), 5.00%, 7/01/35 (a)	1,250	1,245,375
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,000	1,136,430
County of Middlesex New Jersey, COP, Refunding (NPFGC), 5.00%, 8/01/22	3,000	3,007,830
County of Union New Jersey, GO:
4.00%, 3/01/29	1,060	1,073,155
4.00%, 3/01/30	1,060	1,061,590
4.00%, 3/01/31	1,200	1,187,196
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	300	316,353
4.25%, 3/01/35	300	315,021
4.30%, 3/01/36	300	314,925
Essex County Improvement Authority, Refunding RB, AMT (NPFGC), 4.75%, 11/01/32	1,000	942,910
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 5.98%, 12/15/32 (b)	1,000	288,240
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	250	263,802
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	1,000	1,066,250
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	1,400	1,500,814

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Monmouth County Improvement Authority, RB, Governmental Loan (AMBAC):
5.00%, 12/01/11 (c)	$3,650	$3,664,527
5.00%, 12/01/17	5	5,007
5.00%, 12/01/18	5	5,006
Monmouth County Improvement Authority, RB, Governmental Loan (AMBAC) (concluded):
5.00%, 12/01/19	5	5,005
Monmouth County Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.20%, 12/01/14	5	5,011
5.25%, 12/01/15	5	5,010
New Jersey State Transit Corp., COP, Subordinate, Federal Transit Administration Grants, Series A (AGM), 5.00%, 9/15/21	1,000	1,040,920
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	400	434,652
6.75%, 12/01/38	250	291,438
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.38%, 8/15/28	620	645,091
		20,587,593
Education — 23.4%
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,600	1,710,256
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (c)	1,185	1,319,711
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,805	3,959,978
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	2,895	2,823,754
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,000	1,040,230
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,208,637

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	$3,890	$3,668,853
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,769,464
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,500	1,466,085
William Paterson University, Series C (AGC), 4.75%, 7/01/34	1,115	1,148,316
William Paterson University, Series E (Syncora), 5.00%, 7/01/21	1,725	1,764,054
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	4,000	4,241,040
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.50%, 12/01/18	570	582,386
5.50%, 12/01/19	1,145	1,167,408
5.50%, 12/01/20	1,130	1,149,583
5.50%, 12/01/21	865	879,160
		30,898,915
Health — 14.2%
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	1,100	1,201,057
Meridian Health, Series I (AGC), 5.00%, 7/01/38	740	750,419
Meridian Health, Series II (AGC), 5.00%, 7/01/38	995	1,009,009
Meridian Health, Series V (AGC), 5.00%, 7/01/38	965	978,587
South Jersey Hospital, 6.00%, 7/01/12 (c)	4,000	4,152,560
Virtua Health (AGC), 5.50%, 7/01/38	1,000	1,047,650
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical Center, 5.75%, 7/01/12 (c)	525	544,147
Atlantic City Medical System, 6.25%, 7/01/17	325	336,177
Atlantic City Medical System, 5.75%, 7/01/25	790	798,880
Barnabas Health, Series A, 5.00%, 7/01/24 (d)	1,820	1,807,223
Barnabas Health, Series A, 5.63%, 7/01/32 (d)	440	438,632
Barnabas Health, Series A, 5.63%, 7/01/37 (d)	1,200	1,191,036
Hackensack University Medical (AGM), 4.63%, 1/01/30	2,315	2,310,625

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Meridian Health System Obligation Group (AGM), 5.25%, 7/01/19	$2,250	$2,253,757
		18,819,759
Housing — 7.5%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	3,350	3,435,559
Home Buyer, Series CC, AMT (NPFGC), 5.80%, 10/01/20	2,640	2,718,514
Series A, AMT (FGIC), 4.90%, 11/01/35	820	805,240
Series A, AMT (NPFGC), 4.85%, 11/01/39	400	370,052
Series AA, 6.50%, 10/01/38	810	878,842
Series B (AGM), 1.10%, 5/01/12	1,150	1,152,426
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	490	477,789
		9,838,422
Other — 2.7%
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	3,600	3,543,624
State — 25.8%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 4.20%, 11/01/23 (b)	6,725	4,084,832
Election of 2005, Series A, 5.80%, 11/01/22	2,605	3,008,905
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.74%, 7/01/21 (b)	2,325	1,478,956
Cigarette Tax, 5.63%, 6/15/19	430	430,138
Cigarette Tax (Radian), 5.75%, 6/15/29	785	764,606
Cigarette Tax (Radian), 5.50%, 6/15/31	225	208,931
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,000	1,091,930
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	3,900	3,993,522
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,500	8,801,495
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/34	1,765	1,793,487
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	1,000	1,026,890
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,200	1,321,632

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB, School Facilities Construction, Series K (NPFGC), 5.25%, 12/15/17	$750	$828,922
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,735,503
5.50%, 3/01/22	1,050	1,181,701
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	500	523,290
State of New Jersey, GO, Refunding, Series D (FGIC), 6.00%, 2/15/13	1,725	1,843,559
		34,118,299
Tobacco — 1.4%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	1,715	1,893,257
Transportation — 24.8%
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	1,500	1,549,650
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/15 (a)	3,005	2,606,837
New Jersey State Turnpike Authority, Refunding RB, Series A (AGM), 5.25%, 1/01/29	2,000	2,302,820
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 5.15%, 12/15/32 (b)	4,750	1,391,750
CAB, Series C (AMBAC), 6.15%, 12/15/35 (b)	2,760	639,934
Series A, 6.00%, 6/15/35	2,000	2,296,100
Series A (AGC), 5.63%, 12/15/28	780	854,810
Series A (AGM), 5.50%, 12/15/22	150	175,385
Series A (AMBAC), 5.00%, 12/15/32	730	759,207
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A (AGM), 5.25%, 12/15/20	4,250	4,896,637
Series B (NPFGC), 5.50%, 12/15/21	1,000	1,160,400
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,174,820
Consolidated, 163rd Series, 5.00%, 7/15/39	4,085	4,333,205
JFK International Air Terminal, 6.00%, 12/01/42	1,500	1,568,580
Port Authority of New York & New Jersey, Refunding RB, AMT:
Consolidated, 152nd Series, 5.75%, 11/01/30	2,000	2,200,800
Consolidated, 155th Series (AGM), 4.25%, 12/01/32	5,000	4,797,850
		32,708,785

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Utilities — 9.6%
Essex County Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	$1,000	$1,015,180
Jersey City Municipal Utilities Authority, Refunding RB (AMBAC), 6.25%, 1/01/14	2,870	3,013,959
New Jersey EDA, Refunding RB, United Water of New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,028,950
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20	1,710	1,875,614
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
5.39%, 9/01/26	4,100	1,861,687
5.87%, 9/01/33	2,350	664,768
Union County Utilities Authority, Refunding RB, Senior Lease, Ogden Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	1,590	1,592,242
5.38%, 6/01/18	1,670	1,671,954
		12,724,354
Total Municipal Bonds in New Jersey		172,437,058

Guam — 0.6%
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	735	757,902

Puerto Rico — 12.5%
Health — 3.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/30	4,220	4,225,824
State — 5.4%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	1,500	1,557,660
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 6.94%, 7/01/37	2,250	390,375
(FGIC), 6.59%, 7/01/30	2,750	820,105
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	850	899,597
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	1,000	1,078,160

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C (AGM), 5.13%, 8/01/42	$2,380	$2,443,118
		7,189,015
Transportation — 1.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	1,185	1,278,698
Utilities — 2.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	1,750	1,772,050
Puerto Rico Electric Power Authority, RB:
Series RR (CIFG), 5.00%, 7/01/28	1,000	1,004,920
Series XX, 5.75%, 7/01/36	1,000	1,048,570
		3,825,540
Total Municipal Bonds in Puerto Rico		16,519,077
Total Municipal Bonds – 143.6%		189,714,037

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
New Jersey — 6.2%
Housing — 1.6%
New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	1,980	2,140,598
State — 3.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	3,300	4,099,425
Transportation — 1.5%
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	1,829	1,919,642
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 6.2%		8,159,665
Total Long-Term Investments (Cost – $192,427,408) – 149.8%		197,873,702

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (f)(g)	4,186,026	$4,186,026
Total Short-Term Securities (Cost – $4,186,026) – 3.2%		4,186,026
Total Investments (Cost - $196,613,434*) – 153.0%		202,059,728
Liabilities in Excess of Other Assets – (0.7)%		(885,909)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (3.5)%		(4,688,963)
VRDP Shares, at Liquidation Value – (48.8)%		(64,400,000)
Net Assets Applicable to Common Shares– 100.0%		$132,084,856

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$191,849,454
Gross unrealized appreciation	$7,861,261
Gross unrealized depreciation	(2,335,356)
Net unrealized appreciation	$5,525,905

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$3,436,891	$11,220

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New Jersey Municipal Money Fund	6,306,835	(2,120,809)	4,186,026	$16

(g)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$197,873,702	—	$197,873,702
Short-Term Securities	$4,186,026	—	—	4,186,026
Total	$4,186,026	$197,873,702	—	$202,059,728

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 21, 2011